SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
Segment information
Consolidated Statements of Income Information

		Cost of Sales
For the year ended December 31, 2017	Revenue	Direct mining, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Barrick Nevada	$2,961	$1,076	$793	$24	$16	$1,052
Pueblo Viejo[2]	1,417	501	229	—	16	671
Lagunas Norte	514	177	68	4	6	259
Veladero	591	291	119	3	5	173
Turquoise Ridge	280	131	28	—	2	119
Acacia[2]	751	362	107	—	91	191
Pascua-Lama	—	—	8	125	(10)	(123)
Other Mines[3]	1,860	1,086	267	12	31	464
	$8,374	$3,624	$1,619	$168	$157	$2,806
Consolidated Statements of Income Information

		Cost of Sales
For the year ended December 31, 2016	Revenue	Direct mining, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Barrick Nevada	$2,703	$1,089	$807	$19	$17	$771
Pueblo Viejo[2]	1,548	497	147	—	3	901
Lagunas Norte	548	180	96	3	9	260
Veladero	685	346	118	1	—	220
Turquoise Ridge	322	128	27	—	1	166
Acacia[2]	1,045	553	166	27	—	299
Pascua-Lama	—	—	7	59	1	(67)
Other Mines[3]	1,707	958	188	6	52	503
	$8,558	$3,751	$1,556	$115	$83	$3,053

[1]
 Includes accretion expense, which is included with finance costs in the consolidated statements of income. For the year ended December 31, 2017, accretion expense was $55 million (2016: $41 million). Refer to note 9a for details of other expenses (income).

[2]
Includes non-controlling interest portion of revenues, cost of sales and segment income for the year ended December 31, 2017, for Pueblo Viejo, $567 million, $285 million, $276 million (2016: $623 million, $249 million, $373 million) and Acacia, $271 million, $169 million, $69 million (2016: $377 million, $259 million, $108 million).

[3]	Includes cost of sales of Pierina for the year ended December 31, 2017 of $174 million (2016: $82 million).

Reconciliation of Segment Income to Income from Continuing Operations Before Income Taxes

For the years ended December 31	2017	2016
Segment income	$2,806	$3,053
Other cost of sales/amortization[1]	(57)	(98)
Exploration, evaluation and project expenses not attributable to segments	(186)	(122)
General and administrative expenses	(248)	(256)
Other (expense) income not attributable to segments	901	(18)
Impairment reversals	212	250
Loss on currency translation	(72)	(199)
Closed mine rehabilitation	(55)	(130)
Income from equity investees	76	20
Finance costs, net (includes non-segment accretion)[2]	(636)	(734)
Gain on non-hedge derivatives[3]	6	12
Income before income taxes	$2,747	$1,778

[1]	Includes all realized hedge losses of $27 million (2016: $73 million).

[2]	Includes debt extinguishment losses of $127 million (2016: $129 million).

[3]	Includes unrealized non-hedge gains of $1 million (2016: $32 million).
Capital Expenditures Information

	Segment Capital Expenditures[1]
	As at December 31, 2017	As at December 31, 2016
Barrick Nevada	$585	$358
Pueblo Viejo	114	101
Lagunas Norte	25	56
Veladero	173	95
Turquoise Ridge	36	32
Acacia	148	191
Pascua-Lama	6	20
Other Mines	259	230
Segment total	$1,346	$1,083
Other items not allocated to segments	36	36
Total	$1,382	$1,119

[1]
Segment capital expenditures are presented for internal management reporting purposes on an accrual basis. Capital expenditures in the consolidated statements of cash flow are presented on a cash basis. In 2017, cash expenditures were $1,396 million (2016: $1,126 million) and the decrease in accrued expenditures was $14 million (2016: $7 million decrease).

Geographic information
Geographic Information

	Non-current assets		Revenue[1]
	As at December 31, 2017	As at December 31, 2016	2017	2016
United States	$6,641	$6,768	$3,299	$3,081
Dominican Republic	3,480	3,540	1,417	1,548
Argentina	2,217	2,366	591	685
Chile	2,469	1,945	—	—
Tanzania	1,129	1,673	751	1,045
Peru	734	678	676	663
Australia	463	478	456	472
Zambia	787	473	612	466
Papua New Guinea	351	353	322	304
Saudi Arabia	371	346	—	—
Canada	625	503	250	294
Unallocated	1,357	1,267	—	—
Total	$20,624	$20,390	$8,374	$8,558

[1]	Presented based on the location from which the product originated.